UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: April 30, 2015

Date of reporting period: October 31, 2014

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
OCTOBER 31, 2014

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-777-8227; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
OCTOBER 31, 2014 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.6%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 2.6%
Honeywell International	220,000	$21,146,400

AUTOMOBILES — 3.5%
Ford Motor	2,000,000	28,180,000

BANKS — 7.5%
BB&T	515,000	19,508,200
Citizens Financial Group	865,000	20,431,300
Regions Financial	2,075,000	20,604,750

		60,544,250

CHEMICALS — 5.2%
Dow Chemical	420,000	20,748,000
Monsanto	180,000	20,707,200

		41,455,200

CONSUMER FINANCE — 7.6%
American Express	230,000	20,688,500
Capital One Financial	240,000	19,864,800
Synchrony Financial*	766,815	20,719,341

		61,272,641

ELECTRICAL EQUIPMENT — 2.5%
Emerson Electric	320,000	20,499,200

ENERGY EQUIPMENT & SERVICES — 2.4%
Halliburton	350,000	19,299,000

FOOD & STAPLES RETAILING — 2.2%
CVS Health	210,000	18,020,100

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
OCTOBER 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 4.8%
Abbott Laboratories	450,000	$19,615,500
Baxter International	275,000	19,288,500

		38,904,000

HEALTH CARE PROVIDER & SERVICES — 5.1%
Aetna	250,000	20,627,500
Express Scripts Holding*	260,000	19,973,200

		40,600,700

HOTELS, RESTAURANTS & LEISURE — 2.7%
MGM Resorts International*	920,000	21,390,000

HOUSEHOLD DURABLES — 3.0%
Sony ADR*	1,200,000	23,784,000

INSURANCE — 7.3%
ACE Ltd.	195,000	21,313,500
MetLife	400,000	21,696,000
Willis Group Holdings	395,000	16,009,350

		59,018,850

INTERNET SOFTWARE & SERVICES — 3.5%
Google, Cl A*	50,000	28,393,500

IT SERVICES — 4.4%
Amdocs	420,000	19,966,800
Vantiv, Cl A*	500,000	15,460,000

		35,426,800

LIFE SCIENCES TOOLS & SERVICES — 2.6%
Agilent Technologies	375,000	20,730,000

MACHINERY — 2.2%
Stanley Black & Decker	185,000	17,323,400

MEDIA — 4.1%
Comcast, Cl A	510,000	28,228,500
Interpublic Group	243,555	4,722,532

		32,951,032

MULTI-LINE RETAIL — 2.4%
Target	310,000	19,164,200

OIL, GAS & CONSUMABLE FUELS — 9.2%
Anadarko Petroleum	260,000	23,862,800
EOG Resources	215,000	20,435,750
Valero Energy	585,000	29,302,650

		73,601,200

PHARMACEUTICALS — 5.1%
Merck	350,000	20,279,000
Novartis ADR	222,000	20,577,180

		40,856,180

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
OCTOBER 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value

SOFTWARE — 2.5%
Activision Blizzard	1,000,000	$19,950,000

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 2.6%
EMC	715,000	20,541,950

TELECOMMUNICATION SERVICES — 2.6%
Verizon Communications	420,000	21,105,000

TOTAL COMMON STOCK (Cost $601,113,623)		784,157,603

SHORT-TERM INVESTMENT (A) — 2.4%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $18,789,418)	18,789,418	18,789,418

TOTAL INVESTMENTS — 100.0% (Cost $619,903,041)		$802,947,021

Percentages are based on Net Assets of $803,328,170.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2014.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six-month period ended October 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended October 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2014 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.0%
	Shares	Value

CANADA — 2.0%
Suncor Energy	197,060	$7,003,512

FRANCE — 8.8%
Accor	175,285	7,359,269
AXA	305,000	7,035,081
Societe Generale	148,000	7,123,248
Unibail-Rodamco	40,000	10,246,194

		31,763,792

GERMANY — 10.9%
Bayer	57,000	8,102,049
Daimler	136,000	10,569,542
Deutsche Boerse	95,000	6,488,066
Deutsche Post	230,660	7,240,727
GEA Group	154,000	7,080,160

		39,480,544

ISRAEL — 2.2%
Check Point Software Technologies*	106,500	7,907,625

JAPAN — 25.7%
Denso	160,000	7,149,012
Hitachi	1,010,000	7,739,985
Mitsubishi Estate	315,000	7,854,980
Nippon Telegraph & Telephone ADR	247,000	7,775,560
Otsuka Holdings	206,000	7,125,151
Secom	124,000	7,467,321
Seven & I Holdings	260,000	9,928,727
Sony ADR*	647,000	12,823,540
Sumitomo Mitsui Financial Group ADR	1,315,000	11,006,550

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN — continued
Suntory Beverage & Food	191,000	$6,772,445
Toray Industries	1,078,000	7,103,328

		92,746,599

MEXICO — 2.1%
America Movil ADR, Ser L, Cl L	311,500	7,603,715

NETHERLANDS — 12.8%
Aegon	842,000	6,850,777
Airbus Group	186,155	11,101,896
Heineken	102,000	7,615,335
Koninklijke DSM	114,000	7,136,516
Koninklijke KPN	2,262,000	7,416,719
Koninklijke Philips	217,000	6,060,177

		46,181,420

SPAIN — 3.5%
Banco Bilbao Vizcaya Argentaria ADR	584,000	6,517,440
Repsol ADR	269,000	6,006,770

		12,524,210

SWITZERLAND — 8.0%
Holcim	93,000	6,585,225
Julius Baer Group*	158,000	6,908,037
Novartis ADR	80,500	7,461,545
Roche Holding	27,000	7,958,751

		28,913,558

TAIWAN — 2.3%
Taiwan Semiconductor Manufacturing ADR	374,000	8,235,480

UNITED KINGDOM — 15.7%
Barclays	1,989,000	7,662,484
BG Group	363,000	6,039,740
British Sky Broadcasting Group	757,000	10,730,202
HSBC Holdings ADR	137,824	7,031,780
Vodafone Group ADR	344,000	11,427,680
William Hill	1,299,000	7,491,913
WPP	327,000	6,371,964

		56,755,763

UNITED STATES — 2.0%
Schlumberger Ltd.	73,000	7,202,180

TOTAL COMMON STOCK (Cost $346,019,098)		346,318,398

PREFERRED STOCK — 1.8%
GERMANY — 1.8%
Porsche Automobil Holding (Cost $7,646,924)	79,500	6,507,217

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2014 (Unaudited)

SHORT-TERM INVESTMENT (A) — 2.0%
	Shares	Value

SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $7,477,572)	7,477,572	$7,477,572

TOTAL INVESTMENTS — 99.8% (Cost $361,143,594)		$360,303,187

Percentages are based on Net Assets of $360,847,240.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2014.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

Ser — Series

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six-month period ended October 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended October 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
OCTOBER 31, 2014 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.2%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 2.1%
Exelis	1,546,000	$27,596,100

BANKS — 9.9%
BankUnited	882,000	26,371,800
BBCN Bancorp	1,307,000	18,480,980
Cathay General Bancorp	1,151,000	30,397,910
TCF Financial	1,806,000	27,902,700
Umpqua Holdings	1,638,530	28,838,128

		131,991,518

CHEMICALS — 2.0%
Scotts Miracle-Gro, Cl A	449,460	26,626,011

COMMERCIAL SERVICES & SUPPLIES — 3.5%
Brink’s	766,000	16,086,000
Tetra Tech	1,123,000	30,107,630

		46,193,630

COMMUNICATIONS EQUIPMENT — 2.1%
JDS Uniphase*	2,111,520	28,421,059

CONSUMER FINANCE — 1.9%
Green Dot, Cl A*	1,035,000	24,736,500

DISTRIBUTORS — 1.8%
Beacon Roofing Supply*	878,000	24,294,260

DIVERSIFIED CONSUMER SERVICES — 3.8%
Houghton Mifflin Harcourt*	1,051,000	21,030,510
Sotheby’s	747,000	29,626,020

		50,656,530

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
OCTOBER 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value

ELECTRICAL EQUIPMENT — 4.2%
EnerSys	448,000	$28,134,400
Regal-Beloit	396,000	28,104,120

		56,238,520

ENERGY EQUIPMENT & SERVICES — 3.7%
C&J Energy Services*	1,313,000	25,354,030
Forum Energy Technologies*	895,000	24,433,500

		49,787,530

FOOD PRODUCTS — 2.0%
Darling Ingredients*	1,480,000	26,048,000

HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Haemonetics*	707,000	26,668,040
Integra LifeSciences Holdings*	447,000	22,846,170

		49,514,210

HEALTH CARE PROVIDER & SERVICES — 6.6%
Health Net*	585,000	27,793,350
Magellan Health*	507,850	30,735,082
WellCare Health Plans*	435,000	29,523,450

		88,051,882

HEALTH CARE TECHNOLOGY — 1.4%
Quality Systems	1,242,000	18,766,620

HOTELS, RESTAURANTS & LEISURE — 1.8%
La Quinta Holdings*	1,201,000	24,512,410

HOUSEHOLD DURABLES — 2.1%
TiVo*	2,140,000	27,927,000

INSURANCE — 3.8%
ProAssurance	642,000	30,032,760
Third Point Reinsurance*	1,376,000	21,052,800

		51,085,560

INTERNET SOFTWARE & SERVICES — 1.6%
Orbitz Worldwide*	2,572,000	21,270,440

IT SERVICES — 4.3%
Cardtronics*	802,000	30,788,780
EVERTEC	1,162,000	26,377,400

		57,166,180

MEDIA — 1.7%
Scholastic	647,000	22,522,070

METALS & MINING — 3.6%
Kaiser Aluminum	360,000	25,038,000
US Silica Holdings	509,000	22,854,100

		47,892,100

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
OCTOBER 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 4.0%
Bonanza Creek Energy*	552,000	$24,972,480
Delek US Holdings	846,000	28,670,940

		53,643,420

SEMI-CONDUCTORS & INSTRUMENTS — 2.3%
Microsemi*	1,153,000	30,058,710

SOFTWARE — 3.6%
AVG Technologies*	1,146,000	20,536,320
Mentor Graphics	1,280,000	27,123,200

		47,659,520

SPECIALTY RETAIL — 11.9%
Buckle	591,000	29,154,030
CST Brands	698,000	26,698,500
Express*	1,274,000	19,071,780
Genesco*	360,000	27,608,400
Group 1 Automotive	348,000	29,729,640
Office Depot*	5,146,565	26,865,069

		159,127,419

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 1.9%
Diebold	720,000	25,509,600

TELECOMMUNICATION SERVICES — 2.1%
Telephone & Data Systems	1,080,000	27,691,200

TRADING COMPANIES & DISTRIBUTORS — 3.8%
Aircastle	1,503,000	28,677,240
Atlas Air Worldwide Holdings*	611,000	22,558,120

		51,235,360

TOTAL COMMON STOCK (Cost $1,158,935,236)		1,296,223,359

SHORT-TERM INVESTMENT (A) — 2.6%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $34,690,166)	34,690,166	34,690,166

TOTAL INVESTMENTS — 99.8% (Cost $1,193,625,402)		$1,330,913,525

Percentages are based on Net Assets of $1,333,421,655.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2014.

Cl — Class

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six-month period ended October 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended October 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND
OCTOBER 31, 2014 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 86.5%
	Shares	Value

AUTOMOBILES — 6.3%
Daimler	65,000	$5,051,619
Ford Motor	450,000	6,340,500

		11,392,119

BANKS — 10.3%
Citizens Financial Group	350,000	8,267,000
HSBC Holdings ADR	100,000	5,102,000
Mitsubishi UFJ Financial Group ADR	875,000	5,145,000

		18,514,000

COMMUNICATIONS EQUIPMENT — 3.1%
Pace	1,000,000	5,543,468

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
Koninklijke KPN	1,700,000	5,574,015

HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Abbott Laboratories	50,000	2,179,500

HOTELS, RESTAURANTS & LEISURE — 8.4%
MGM Resorts International*	300,000	6,975,000
William Hill	1,400,000	8,074,425

		15,049,425

HOUSEHOLD DURABLES — 8.8%
Sony ADR*	275,000	5,450,500
TiVo*	800,000	10,440,000

		15,890,500

INSURANCE — 1.8%
Aegon	400,000	3,268,000

INTERNET SOFTWARE & SERVICES — 12.2%
Google, Cl A*	20,000	11,357,400
Orbitz Worldwide*	750,000	6,202,500
Pandora Media*	225,000	4,338,000

		21,897,900

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND
OCTOBER 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares/ Contracts	Value

IT SERVICES — 3.1%
Sabre	325,000	$5,590,000

MEDIA — 3.2%
British Sky Broadcasting Group	400,000	5,669,855

OIL, GAS & CONSUMABLE FUELS — 10.8%
Anadarko Petroleum	65,000	5,965,700
PBF Energy, Cl A	225,000	5,865,750
Valero Energy	100,000	5,009,000
Whiting Petroleum*	42,320	2,591,677

		19,432,127

PHARMACEUTICALS — 2.6%
Stada Arzneimittel	120,000	4,622,440

SOFTWARE — 6.6%
Activision Blizzard	325,000	6,483,750
AVG Technologies*	300,000	5,376,000

		11,859,750

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 2.2%
EMC	140,000	4,022,200

TELECOMMUNICATION SERVICES — 2.8%
Vodafone Group ADR	150,000	4,983,000

TOTAL COMMON STOCK (Cost $150,009,970)		155,488,299

SHORT-TERM INVESTMENT (A) — 1.9%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $3,329,952)	3,329,952	3,329,952

TOTAL INVESTMENTS — 88.4% (Cost $153,339,922)		$158,818,251

PURCHASED EQUITY OPTIONS† (B) — 15.6%
AUTOMOBILES — 3.9%
Daimler Call, Expires: 06/19/15, Strike Price: $30.00* OTC	1,100	4,414,333
Ford Motor Call, Expires: 01/15/16, Strike Price: $10.00*	6,000	2,550,000

		6,964,333

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
Koninklijke KPN Call, Expires: 06/19/15, Strike Price: $2.00*	29,000	2,325,377

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Abbott Laboratories Call, Expires: 01/17/15, Strike Price: $25.00*	1,500	2,760,000

HOUSEHOLD DURABLES — 1.8%
Sony Call, Expires: 01/15/16, Strike Price: $13.00*	5,000	3,300,000

INSURANCE — 2.5%
Aegon Call, Expires: 12/18/2015, Strike Price: $4.00*	14,000	4,420,222

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND
OCTOBER 31, 2014 (Unaudited)

PURCHASED EQUITY OPTIONS — continued
	Contracts	Value

MEDIA — 1.9%
British Sky Broadcasting Group Call, Expires: 06/17/2016, Strike Price: $5.60*	650	$3,390,075

OIL, GAS & CONSUMABLE FUELS — 2.0%
Valero Energy Call, Expires: 01/15/2016, Strike Price: $30.00*	2,000	3,640,000

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 0.7%
EMC Call, Expires: 01/15/16, Strike Price: $18.00*	1,200	1,291,200

TOTAL PURCHASED EQUITY OPTIONS (Cost $26,424,441)		$28,091,207

†  For the six-month period ended October 31, 2014, the total amount of all open purchased equity options, as presented in the Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $179,738,791.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2014.

(B)  All of the purchased equity options are exchange traded, unless noted otherwise.

ADR —  American Depositary Receipt

Cl — Class

OTC — Over the Counter

Equity Swaps held by the Fund at October 31, 2014, were as follows:

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Anadarko Petroleum	J.P. Morgan	10/26/2015	(1 Month LIBOR plus 0.50%)	25,000	$2,645,000	$(352,014)
HSBC	J.P. Morgan	11/16/2015	(1 Month LIBOR plus 0.50%)	75,000	3,743,130	138,369
Mitsubishi UFJ Financial Group	Goldman Sachs	11/26/2014	(1 Month LIBOR plus 0.50%)	1,500,000	9,621,414	(768,658)
MGM Resorts International	Goldman Sachs	07/07/2015	(1 Month LIBOR plus 0.50%)	400,000	10,262,978	(990,211)
Morgan Stanley	Goldman Sachs	07/14/2015	1 Month LIBOR plus 0.50%	(200,000)	(6,366,690)	(672,029)
ProShares Ultra S&P500 ETF	Goldman Sachs	10/08/2015-12/02/2015	1 Month LIBOR plus 0.50%	(75,000)	(8,900,275)	(326,201)
PowerShares QQQ ETF	Goldman Sachs	11/06/2015	1 Month LIBOR plus 0.50%	(125,000)	(12,299,358)	(377,849)
Vodafone Group ADR	J.P. Morgan	10/26/2015	(1 Month LIBOR plus 0.50%)	150,000	4,989,000	(8,777)

						$(3,357,370)

ETF — Exchange Traded Fund

LIBOR — London Interbank Offered Rate

S&P — Standard & Poor’s

For the six-month period ended October 31, 2014, the total notional amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

The following is a summary of inputs used as of October 31, 2014 in valuing the Fund’s investments and other financial instruments carried at value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$155,488,299	$—	$—	$155,488,299
Purchased Equity Options	28,091,207	—	—	28,091,207
Equity Swaps – Assets‡	—	138,369	—	138,369
Short-Term Investment	3,329,952	—	—	3,329,952

Total Assets	$186,909,458	$138,369	$—	$187,047,827

Liabilities	Level 1	Level 2	Level 3	Total
Equity Swaps – Liabilities‡	$—	$3,495,739	$—	$3,495,739

Total Liabilities	$—	$3,495,739	$—	$3,495,739

‡	Equity swaps are valued at the unrealized appreciation (depreciation) of the instruments.

For the six-month period ended October 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended October 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
OCTOBER 31, 2014 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.7%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 2.5%
Triumph Group	7,446	$518,465

AIR FREIGHT & LOGISTICS — 2.4%
Expeditors International of Washington	12,005	512,133

BANKS — 7.2%
CIT Group	10,562	516,799
Umpqua Holdings	29,555	520,168
Zions Bancorporation	17,246	499,616

		1,536,583

CHEMICALS — 4.8%
Huntsman	20,284	494,930
Scotts Miracle-Gro, Cl A	8,838	523,563

		1,018,493

CONSUMER FINANCE — 2.7%
Navient	28,599	565,688

ELECTRONICS EQUIPMENT — 2.4%
Jabil Circuit	23,920	501,124

ENERGY EQUIPMENT & SERVICES — 2.3%
Forum Energy Technologies*	18,089	493,830

FOOD PRODUCTS — 2.3%
Darling Ingredients*	27,194	478,614

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
CareFusion*	10,340	593,206

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
OCTOBER 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE PROVIDER & SERVICES — 2.5%
Health Net*	11,247	$534,345

INSURANCE — 4.9%
Axis Capital Holdings	10,857	522,656
Reinsurance Group of America, Cl A	6,184	521,002

		1,043,658

INTERNET SOFTWARE & SERVICES — 4.1%
IAC	7,386	499,959
Pandora Media*	18,772	361,924

		861,883

IT SERVICES — 9.8%
Amdocs	10,561	502,070
MAXIMUS	11,940	578,612
Sabre	28,696	493,571
Vantiv, Cl A*	16,378	506,408

		2,080,661

LIFE SCIENCES TOOLS & SERVICES — 2.3%
PerkinElmer	11,109	482,352

MACHINERY — 4.8%
Crane	7,992	498,301
SPX	5,440	515,658

		1,013,959

MARINE — 2.4%
Kirby*	4,623	511,212

MEDIA — 2.8%
CBS Outdoor Americas REIT	15,697	477,660
Interpublic Group	5,850	113,432

		591,092

METALS & MINING — 4.3%
Allegheny Technologies	14,306	469,952
US Silica Holdings	10,020	449,898

		919,850

MULTI-LINE RETAIL — 2.5%
Nordstrom	7,276	528,310

OIL, GAS & CONSUMABLE FUELS — 5.0%
Tesoro	8,169	583,348
Whiting Petroleum*	7,869	481,898

		1,065,246

PERSONAL PRODUCTS — 2.2%
Coty, Cl A	28,490	472,934

SEMI-CONDUCTORS & INSTRUMENTS — 2.3%
Maxim Integrated Products	16,815	493,352

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
OCTOBER 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value

SOFTWARE — 5.0%
Informatica*	15,493	$552,480
Synopsys*	12,418	508,890

		1,061,370

SPECIALTY RETAIL — 4.4%
PetSmart	7,310	528,879
Urban Outfitters*	13,395	406,672

		935,551

TEXTILES, APPAREL & LUXURY GOODS — 4.6%
Fossil Group*	4,932	501,387
PVH	4,181	478,097

		979,484

TRADING COMPANIES & DISTRIBUTORS — 2.4%
HD Supply Holdings*	17,792	513,121

TOTAL COMMON STOCK (Cost $20,211,691)		20,306,516

SHORT-TERM INVESTMENT (A) — 5.7%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $1,202,498)	1,202,498	1,202,498

TOTAL INVESTMENTS — 101.4% (Cost $21,414,189)		$21,509,014

Percentages are based on Net Assets of $21,221,555.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2014.

Cl — Class

REIT — Real Estate Investment Trust

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six-month period ended October 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended October 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
SELECT FUND
OCTOBER 31, 2014 (Unaudited)

SECTOR WEIGHTINGS (Unaudited)†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.8%
	Shares	Value

AIR FREIGHT & LOGISTICS — 2.0%
Deutsche Post ADR	1,254	$39,727

AUTOMOBILES — 3.7%
Daimler	483	37,645
Ford Motor	2,610	36,775

		74,420

BANKS — 11.3%
Banco Bilbao Vizcaya Argentaria ADR	3,570	39,841
Barclays ADR	2,110	32,494
Citizens Financial Group	1,710	40,390
HSBC Holdings ADR	743	37,908
Regions Financial	3,815	37,883
Sumitomo Mitsui Financial Group ADR	4,600	38,502

		227,018

CAPITAL MARKETS — 1.6%
Julius Baer Group Ltd. ADR*	3,743	32,512

CHEMICALS — 5.9%
Huntsman	1,615	39,406
Koninklijke DSM ADR	2,455	38,470
Monsanto	350	40,264

		118,140

COMMERCIAL SERVICES & SUPPLIES — 2.0%
Secom ADR	2,640	39,745

CONSTRUCTION MATERIALS — 1.7%
Holcim ADR	2,430	34,093

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
SELECT FUND
OCTOBER 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value

CONSUMER FINANCE — 4.3%
Capital One Financial	473	$39,150
Synchrony Financial*	1,752	47,339

		86,489

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
Nippon Telegraph & Telephone ADR	1,430	45,016

ENERGY EQUIPMENT & SERVICES — 1.5%
Halliburton	565	31,154

FOOD & STAPLES RETAILING — 1.9%
Seven & I Holdings Ltd. ADR	476	37,471

FOOD PRODUCTS — 3.4%
Darling Ingredients*	1,700	29,920
Suntory Beverage & Food ADR	2,150	38,485

		68,405

HEALTH CARE PROVIDER & SERVICES — 3.9%
Aetna	480	39,605
Express Scripts Holding*	515	39,562

		79,167

HOTELS, RESTAURANTS & LEISURE — 2.1%
MGM Resorts International*	1,780	41,385

HOUSEHOLD DURABLES — 2.2%
Sony ADR*	2,235	44,298

INDUSTRIAL CONGLOMERATES — 1.5%
Koninklijke Philips	1,066	29,784

INSURANCE — 3.5%
AXA ADR	1,590	36,809
Willis Group Holdings	825	33,437

		70,246

INTERNET SOFTWARE & SERVICES — 3.5%
Google, Cl A*	68	38,615
Pandora Media*	1,595	30,752

		69,367

IT SERVICES — 2.2%
Sabre	2,600	44,720

LIFE SCIENCES TOOLS & SERVICES — 3.9%
Agilent Technologies	714	39,470
PerkinElmer	910	39,512

		78,982

MACHINERY — 2.2%
Stanley Black & Decker	470	44,011

MEDIA — 5.8%
British Sky Broadcasting Group ADR	654	37,062
Comcast, Cl A	765	42,343

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
SELECT FUND
OCTOBER 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value

MEDIA — continued
WPP ADR	380	$37,084

		116,489

MULTI-LINE RETAIL — 2.1%
Target	670	41,419

OIL, GAS & CONSUMABLE FUELS — 5.8%
Anadarko Petroleum	395	36,253
Suncor Energy	1,100	39,094
Valero Energy	817	40,924

		116,271

PHARMACEUTICALS — 2.2%
Bayer ADR	306	43,461

REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.2%
Mitsubishi Estate ADR	1,750	44,625
Unibail-Rodamco ADR REIT	1,525	39,177

		83,802

SEMI-CONDUCTORS & INSTRUMENTS — 2.1%
Taiwan Semiconductor Manufacturing ADR	1,959	43,137

SOFTWARE — 2.1%
Synopsys*	1,028	42,127

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 1.9%
EMC	1,338	38,441

TELECOMMUNICATION SERVICES — 4.1%
America Movil ADR, Ser L, Cl L	1,750	42,717
Vodafone Group ADR	1,193	39,632

		82,349

TOTAL COMMON STOCK (Cost $1,749,250)		1,943,646

SHORT-TERM INVESTMENT (A) — 3.4%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $67,997)	67,997	67,997

TOTAL INVESTMENTS — 100.2% (Cost $1,817,247)		$2,011,643

Percentages are based on Net Assets of $2,006,796.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2014.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

REIT — Real Estate Investment Trust

Ser — Series

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six-month period ended October 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended October 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
OCTOBER 31, 2014 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Opportunity Fund	International Equity Fund
Assets:
Cost of securities	$619,903,041	$361,143,594

Investments in securities at value	$802,947,021	$360,303,187
Receivable for investment securities sold	896,419	—
Receivable for capital shares sold	529,273	973,507
Dividends receivable	652,979	544,093
Receivable for dividend tax reclaim	—	285,987
Prepaid expenses	23,850	28,719

Total Assets	805,049,542	362,135,493

Liabilities:
Payable for capital shares redeemed	956,338	827,038
Investment Adviser fees payable	560,753	241,295
Shareholder servicing fees payable	74,255	138,911
Payable due to administrator	33,701	14,991
Payable due to trustees	6,765	2,308
Chief Compliance Officer fees payable	1,759	954
Accrued expenses	87,801	62,756

Total Liabilities	1,721,372	1,288,253

Net Assets	$803,328,170	$360,847,240

Net Assets:
Paid-in Capital	$691,947,312	$361,056,851
Undistributed net investment income	9,855,631	5,026,801
Accumulated net realized loss on investments	(81,518,753)	(4,356,778)
Net unrealized appreciation (depreciation) on investments	183,043,980	(840,407)
Net unrealized depreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	(39,227)

Net Assets	$803,328,170	$360,847,240

Investor Class Shares:
Net Assets	$356,644,614	$131,281,526
Total shares outstanding at end of period	14,326,900	5,426,568
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$24.89	$24.19
Institutional Class Shares:
Net Assets	$446,683,556	$229,565,714
Total shares outstanding at end of period	17,939,579	9,462,376
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$24.90	$24.26

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
OCTOBER 31, 2014 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Small Cap Fund	Aggressive Value Fund
Assets:
Cost of securities	$1,193,625,402	$153,339,922
Cost of purchased equity options	—	26,424,441

Investments in securities at value	$1,330,913,525	$158,818,251
Purchased equity options at value	—	28,091,207
Receivable for investment securities sold	4,741,512	3,027,442
Unrealized appreciation on equity swaps	—	138,369
Receivable for capital shares sold	1,429,456	107,279
Dividends receivable	354,191	192,298
Receivable for dividend tax reclaim	—	100,833
Unrealized gain on foreign currency spot contracts	—	96
Prepaid expenses	52,192	15,269

Total Assets	1,337,490,876	190,491,044

Liabilities:
Payable for investment securities purchased	1,894,926	2,471,264
Investment Adviser fees payable	1,032,907	167,349
Payable for capital shares redeemed	798,391	4,548,958
Shareholder servicing fees payable	108,565	32,421
Payable due to administrator	54,789	8,794
Payable due to trustees	10,996	1,475
Chief Compliance Officer fees payable	2,611	718
Unrealized depreciation on equity swaps	—	3,495,739
Accrued expenses	166,036	25,535

Total Liabilities	4,069,221	10,752,253

Net Assets	$1,333,421,655	$179,738,791

Net Assets:
Paid-in Capital	$1,040,165,825	$204,752,381
Undistributed net investment income	109,198	1,826,768
Accumulated net realized gain (loss) on investments	155,858,509	(30,621,352)
Net unrealized appreciation on investments	137,288,123	5,478,329
Net unrealized appreciation on purchased equity options	—	1,666,766
Net unrealized depreciation on equity swaps	—	(3,357,370)
Net unrealized depreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	(6,731)

Net Assets	$1,333,421,655	$179,738,791

Investor Class Shares:
Net Assets	$537,019,326	$179,738,791
Total shares outstanding at end of period	24,038,205	10,369,116
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$22.34	$17.33
Institutional Class Shares:
Net Assets	$796,402,329	N/A
Total shares outstanding at end of period	35,085,967	N/A
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$22.70	N/A

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
OCTOBER 31, 2014 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	SMID Fund	Global Select Fund
Assets:
Cost of securities	$21,414,189	$1,817,247

Investments in securities at value	$21,509,014	$2,011,643
Receivable for capital shares sold	112,669	—
Receivable due from Investment Adviser	—	3,867
Dividends receivable	2,141	1,043
Receivable for dividend tax reclaim	—	22
Prepaid expenses	9,361	4,323

Total Assets	21,633,185	2,020,898

Liabilities:
Audit fees payable	10,531	10,531
Payable for investment securities purchased	381,002	—
Investment Adviser fees payable	12,890	—
Shareholder servicing fees payable	1,697	1,875
Payable due to administrator	826	83
Payable for capital shares redeemed	495	—
Chief Compliance Officer fees payable	277	262
Payable due to trustees	62	17
Accrued expenses	3,850	1,334

Total Liabilities	411,630	14,102

Net Assets	$21,221,555	$2,006,796

Net Assets:
Paid-in Capital	$20,924,665	$1,611,494
Undistributed net investment income/ (accumulated net investment loss)	(1,331)	27,252
Accumulated net realized gain on investments	203,396	173,654
Net unrealized appreciation on investments	94,825	194,396

Net Assets	$21,221,555	$2,006,796

Investor Class Shares:
Net Assets	$21,221,555	$2,006,796
Total shares outstanding at end of period	1,527,122	148,693
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$13.90	$13.50

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
OCTOBER 31, 2014 (Unaudited)

STATEMENTS OF OPERATIONS
	Opportunity Fund	International Equity Fund

Investment Income
Dividends	$6,862,656	$5,012,194
Less: Foreign Taxes Withheld	(151,788)	(622,715)

Total Investment Income	6,710,868	4,389,479

Expenses
Investment Advisory Fees	3,776,660	1,561,785
Shareholder Servicing Fees – Investor Class Shares	526,693	147,723
Administration Fees	211,203	87,344
Trustees’ Fees	7,866	2,785
Chief Compliance Officer Fees	2,568	957
Transfer Agent Fees	85,420	34,700
Printing Fees	56,902	19,801
Custodian Fees	19,118	60,000
Registration & Filing Fees	16,973	17,361
Audit Fees	11,424	11,424
Legal Fees	10,804	3,918
Other Expenses	13,039	10,646

Total Expenses	4,738,670	1,958,444

Less:
Investment Advisory Fees Waiver	(226,409)	(156,222)
Fess Paid Indirectly (Note 3)	(255)	(32)

Net Expenses	4,512,006	1,802,190

Net Investment Income	2,198,862	2,587,289

Net Realized Gain (Loss) on Investments	32,917,641	(1,427,389)
Net Realized Loss on Foreign Currency Transactions	—	(128,775)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(8,595,684)	(11,981,978)
Net Change in Unrealized Appreciation (Depreciation) on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	(52,419)

Net Gain (Loss) on Investments and Foreign Currency Transactions	24,321,957	(13,590,561)

Net Increase (Decrease) in Net Assets from Operations	$26,520,819	$(11,003,272)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
OCTOBER 31, 2014 (Unaudited)

STATEMENTS OF OPERATIONS
	Small Cap Fund	Aggressive Value Fund

Investment Income
Dividends	$8,083,192	$1,312,811
Less: Foreign Taxes Withheld	—	(118,228)

Total Investment Income	8,083,192	1,194,583

Expenses
Investment Advisory Fees	7,116,625	1,204,707
Shareholder Servicing Fees – Investor Class Shares	747,054	301,176
Administration Fees	346,401	60,619
Trustees’ Fees	12,971	1,962
Chief Compliance Officer Fees	4,159	720
Transfer Agent Fees	111,336	21,057
Printing Fees	88,982	14,731
Custodian Fees	27,526	10,413
Registration & Filing Fees	24,487	11,959
Legal Fees	17,736	2,739
Audit Fees	11,424	11,424
Other Expenses	22,986	3,225

Total Expenses	8,531,687	1,644,732

Less:
Investment Advisory Fees Waiver	(557,536)	(18,372)
Fess Paid Indirectly (Note 3)	(157)	(58)

Net Expenses	7,973,994	1,626,302

Net Investment Income (Loss)	109,198	(431,719)

Net Realized Gain on Investments	43,412,142	7,581,277
Net Realized Gain on Purchased Equity Options	—	2,640,102
Net Realized Gain on Equity Swaps	—	1,124,840
Net Realized Loss on Foreign Currency Transactions	—	(9,649)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(46,675,709)	(12,091,127)
Net Change in Unrealized Appreciation (Depreciation) on Purchased Equity Options	—	(6,887,472)
Net Change in Unrealized Appreciation (Depreciation) on Equity Swaps	—	(2,307,645)
Net Change in Unrealized Appreciation (Depreciation) on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	(7,895)

Net Loss on Investments, Purchased Equity Options, Equity Swaps and Foreign Currency Transactions	(3,263,567)	(9,957,569)

Net Decrease in Net Assets from Operations	$(3,154,369)	$(10,389,288)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
OCTOBER 31, 2014 (Unaudited)

STATEMENTS OF OPERATIONS
	SMID Fund	Global Select Fund

Investment Income
Dividends	$66,454	$22,115
Less: Foreign Taxes Withheld	—	(2,316)

Total Investment Income	66,454	19,799

Expenses
Investment Advisory Fees	52,399	9,866
Shareholder Servicing Fees – Investor Class Shares	2,564	510
Administration Fees	2,585	513
Trustees’ Fees	67	19
Chief Compliance Officer Fees	251	235
Transfer Agent Fees	12,372	12,336
Printing Fees	669	156
Audit Fees	11,424	11,424
Registration & Filing Fees	8,476	6,920
Custodian Fees	2,521	4,819
Legal Fees	105	26
Other Expenses	343	379

Total Expenses	93,776	47,203

Less:
Investment Advisory Fees Waiver	(25,990)	(9,866)
Reimbursement of other operating expenses	—	(24,411)
Fess Paid Indirectly (Note 3)	(1)	(1)

Net Expenses	67,785	12,925

Net Investment Income (Loss)	(1,331)	6,874

Net Realized Gain on Investments	25,925	76,154
Net Change in Unrealized Appreciation (Depreciation) on Investments	(334,038)	(73,076)

Net Gain (Loss) on Investments	(308,113)	3,078

Net Increase (Decrease) in Net Assets from Operations	$(309,444)	$9,952

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY
FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Operations:
Net Investment Income	$2,198,862	$7,659,436
Net Realized Gain on Investments	32,917,641	109,148,140
Net Change in Unrealized Appreciation (Depreciation) on Investments	(8,595,684)	26,180,556

Net Increase in Net Assets Resulting from Operations	26,520,819	142,988,132

Dividends:
Net Investment Income:
Investor Class Shares	—	(4,812,949)
Institutional Class Shares	—	(4,110,263)

Total Dividends	—	(8,923,212)

Capital Share Transactions:
Investor Class Shares
Issued	24,608,176	59,979,209
Reinvestment of Dividends	—	3,891,938
Redeemed	(148,473,794)	(178,499,571)

Net Decrease in Net Assets from Investor Class Share Transactions	(123,865,618)	(114,628,424)

Institutional Class Shares
Issued	124,786,598	85,087,462
Reinvestment of Dividends	—	3,587,824
Redeemed	(45,389,663)	(65,939,299)

Net Increase in Net Assets from Institutional Class Share Transactions	79,396,935	22,735,987

Net Decrease in Net Assets from Capital Share Transactions	(44,468,683)	(91,892,437)

Total Increase (Decrease) in Net Assets	(17,947,864)	42,172,483
Net Assets:
Beginning of period	821,276,034	779,103,551

End of period (including undistributed net investment income of $9,855,631 and $7,656,769, respectively)	$803,328,170	$821,276,034

Share Transactions:
Investor Class Shares
Issued	989,093	2,675,920
Reinvestment of Dividends	—	167,611
Redeemed	(5,898,492)	(7,872,301)

Total Decrease in Investor Class Shares	(4,909,399)	(5,028,770)

Institutional Class Shares
Issued	4,946,876	3,740,587
Reinvestment of Dividends	—	154,781
Redeemed	(1,819,506)	(2,926,172)

Total Increase in Institutional Class Shares	3,127,370	969,196

Net Decrease in Shares Outstanding	(1,782,029)	(4,059,574)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Operations:
Net Investment Income	$2,587,289	$2,827,247
Net Realized Gain (Loss) on Investments	(1,427,389)	1,628,642
Net Realized Loss on Foreign Currency Transactions	(128,775)	(387,453)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(11,981,978)	5,036,987
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(52,419)	14,474

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,003,272)	9,119,897

Dividends:
Net Investment Income:
Investor Class Shares	—	(167,881)
Institutional Class Shares	—	(239,380)

Total Dividends	—	(407,261)

Capital Share Transactions:
Investor Class Shares
Issued	55,187,047	107,754,550
Reinvestment of Dividends	—	160,246
Redemption Fees — Note 2	41,111	10,298
Redeemed	(53,229,280)	(10,199,157)

Net Increase in Net Assets from Investor Class Share Transactions	1,998,878	97,725,937

Institutional Class Shares
Issued	107,296,489	159,797,384
Reinvestment of Dividends	—	239,380
Redemption Fees — Note 2	1,739	944
Redeemed	(29,704,293)	(13,076,535)

Net Increase in Net Assets from Institutional Class Share Transactions	77,593,935	146,961,173

Net Increase in Net Assets from Capital Share Transactions	79,592,813	244,687,110

Total Increase in Net Assets	68,589,541	253,399,746
Net Assets:
Beginning of period	292,257,699	38,857,953

End of period (including undistributed net investment income of $5,026,801 and $2,439,512, respectively)	$360,847,240	$292,257,699

Share Transactions:
Investor Class Shares
Issued	2,222,781	4,386,650
Reinvestment of Dividends	—	6,299
Redeemed	(2,175,748)	(419,954)

Total Increase in Investor Class Shares	47,033	3,972,995

Institutional Class Shares
Issued	4,324,625	6,496,213
Reinvestment of Dividends	—	9,398
Redeemed	(1,215,441)	(530,697)

Total Increase in Institutional Class Shares	3,109,184	5,974,914

Net Increase in Shares Outstanding	3,156,217	9,947,909

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Operations:
Net Investment Income (Loss)	$109,198	$(3,130,901)
Net Realized Gain on Investments	43,412,142	237,236,294
Net Change in Unrealized Appreciation (Depreciation) on Investments	(46,675,709)	66,166,378

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,154,369)	300,271,771

Distributions:
Realized Gains:
Investor Class Shares	—	(73,846,601)
Institutional Class Shares	—	(77,461,764)

Total Distributions	—	(151,308,365)

Capital Share Transactions:
Investor Class Shares
Issued	38,819,664	128,950,725
Reinvestment of Dividends	—	60,146,088
Redemption Fees — Note 2	6,325	36,993
Redeemed	(129,342,703)	(493,466,237)

Net Decrease in Net Assets from Investor Class Share Transactions	(90,516,714)	(304,332,431)

Institutional Class Shares
Issued	158,441,843	270,719,970
Reinvestment of Dividends	—	73,933,893
Redemption Fees — Note 2	6,677	72,216
Redeemed	(84,315,836)	(205,579,554)

Net Increase in Net Assets from Institutional Class Share Transactions	74,132,684	139,146,525

Net Decrease in Net Assets from Capital Share Transactions	(16,384,030)	(165,185,906)

Total Decrease in Net Assets	(19,538,399)	(16,222,500)
Net Assets:
Beginning of period	1,352,960,054	1,369,182,554

End of period (including undistributed net investment income of $109,198 and $—, respectively)	$1,333,421,655	$1,352,960,054

Share Transactions:
Investor Class Shares
Issued	1,721,555	5,794,342
Reinvestment of Dividends	—	2,802,707
Redeemed	(5,700,166)	(22,801,106)

Total Decrease in Investor Class Shares	(3,978,611)	(14,204,057)

Institutional Class Shares
Issued	6,878,216	12,029,706
Reinvestment of Dividends	—	3,399,259
Redeemed	(3,677,689)	(9,083,271)

Total Increase in Institutional Class Shares	3,200,527	6,345,694

Net Decrease in Shares Outstanding	(778,084)	(7,858,363)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Operations:
Net Investment Income (Loss)	$(431,719)	$95,912
Net Realized Gain on Investments and Purchased Equity Options	10,221,379	38,190,789
Net Realized Gain on Equity Swaps	1,124,840	2,881,228
Net Realized Loss on Foreign Currency Transactions	(9,649)	(337,952)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Equity Options and Equity Swaps	(21,286,244)	14,550,725
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(7,895)	196

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,389,288)	55,380,898

Capital Share Transactions:
Issued	75,287,377	61,455,520
Redemption Fees — Note 2	100,591	16,857
Redeemed	(82,158,462)	(54,702,504)

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(6,770,494)	6,769,873

Total Increase (Decrease) in Net Assets	(17,159,782)	62,150,771
Net Assets:
Beginning of period	196,898,573	134,747,802

End of period (including undistributed net investment income of $1,826,768 and $2,258,487, respectively)	$179,738,791	$196,898,573

Share Transactions:
Issued	4,113,047	3,725,486
Redeemed	(4,812,388)	(3,563,306)

Net Increase (Decrease) in Shares Outstanding	(699,341)	162,180

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMID FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Operations:
Net Investment Loss	$(1,331)	$(3,363)
Net Realized Gain on Investments	25,925	366,782
Net Change in Unrealized Appreciation (Depreciation) on Investments	(334,038)	207,686

Net Increase (Decrease) in Net Assets Resulting from Operations	(309,444)	571,105

Distributions:
Realized Gains	—	(119,764)

Total Distributions	—	(119,764)

Capital Share Transactions:
Issued	18,739,473	615,184
Reinvestment of Dividends	—	119,760
Redemption Fees — Note 2	1,000	—
Redeemed	(207,157)	(3,031)

Net Increase in Net Assets from Capital Share Transactions	18,533,316	731,913

Total Increase in Net Assets	18,223,872	1,183,254
Net Assets:
Beginning of period	2,997,683	1,814,429

End of period (including accumulated net investment loss of ($1,331) and ($—), respectively)	$21,221,555	$2,997,683

Share Transactions:
Issued	1,318,612	47,268
Reinvestment of Dividends	—	9,558
Redeemed	(15,326)	(252)

Net Increase in Shares Outstanding	1,303,286	56,574

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
GLOBAL SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Operations:
Net Investment Income	$6,874	$26,889
Net Realized Gain on Investments	76,154	176,786
Net Change in Unrealized Appreciation (Depreciation) on Investments	(73,076)	58,588

Net Increase in Net Assets Resulting from Operations	9,952	262,263

Dividends and Distributions:
Net Investment Income	—	(6,558)
Realized Gains	—	(142,243)

Total Dividends and Distributions	—	(148,801)

Capital Share Transactions:
Issued	57,488	317,867
Reinvestment of Dividends	—	148,795
Redeemed	(43,198)	(10,657)

Net Increase in Net Assets from Capital Share Transactions	14,290	456,005

Total Increase in Net Assets	24,242	569,467
Net Assets:
Beginning of period	1,982,554	1,413,087

End of period (including undistributed net investment income of $27,252 and $20,378, respectively)	$2,006,796	$1,982,554

Share Transactions:
Issued	4,208	23,786
Reinvestment of Dividends	—	11,502
Redeemed	(3,145)	(810)

Net Increase in Shares Outstanding	1,063	34,478

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY
FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$24.13		$20.45	$17.90	$20.38	$16.31	$11.43
Income (Loss) from Operations:
Net Investment Income(1)	0.05		0.19	0.19	0.13	0.07	0.13
Net Realized and Unrealized Gain (Loss)	0.71		3.71	2.55	(2.52)	4.18	4.77

Total from Operations	0.76		3.90	2.74	(2.39)	4.25	4.90

Dividends:
Net Investment Income	—		(0.22)	(0.19)	(0.09)	(0.18)	(0.02)

Total Dividends	—		(0.22)	(0.19)	(0.09)	(0.18)	(0.02)

Net Asset Value, End of Period	$24.89		$24.13	$20.45	$17.90	$20.38	$16.31

Total Return†	3.15%		19.14%	15.51%	(11.71)%	26.19%	42.89%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$356,645		$464,209	$496,247	$923,887	$1,279,183	$811,337
Ratio of Expenses to Average Net Assets	1.20	%**	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.25	%**	1.28%	1.31%	1.30%	1.33%	1.35%
Ratio of Net Investment Income to Average Net Assets	0.40	%**	0.85%	1.08%	0.73%	0.36%	0.91%
Portfolio Turnover Rate	29	%***	58%	64%	62%	63%	78%

**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY
FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Institutional Class Shares
	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$24.11		$20.43	$17.91	$20.40	$16.32	$11.43
Income (Loss) from Operations:
Net Investment Income(1)	0.08		0.25	0.24	0.17	0.11	0.17
Net Realized and Unrealized Gain (Loss)	0.71		3.71	2.54	(2.53)	4.19	4.78

Total from Operations	0.79		3.96	2.78	(2.36)	4.30	4.95

Dividends:
Net Investment Income	—		(0.28)	(0.26)	(0.13)	(0.22)	(0.06)

Total Dividends	—		(0.28)	(0.26)	(0.13)	(0.22)	(0.06)

Net Asset Value, End of Period	$24.90		$24.11	$20.43	$17.91	$20.40	$16.32

Total Return†	3.28%		19.46%	15.76%	(11.50)%	26.53%	43.29%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$446,683		$357,067	$282,857	$377,445	$378,342	$332,988
Ratio of Expenses to Average Net Assets	0.95	%**	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	1.01	%**	1.03%	1.06%	1.05%	1.08%	1.10%
Ratio of Net Investment Income to Average Net Assets	0.65	%**	1.09%	1.33%	0.96%	0.66%	1.15%
Portfolio Turnover Rate	29	%***	58%	64%	62%	63%	78%

**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$24.88		$21.77	$19.54	$21.63	$17.32	$12.11
Income (Loss) from Operations:
Net Investment Income(1)	0.19		0.56	0.25	0.33	0.20	0.22
Net Realized and Unrealized Gain (Loss)	(0.89)		2.61	2.29	(2.24)	4.32	4.99

Total from Operations	(0.70)		3.17	2.54	(1.91)	4.52	5.21

Dividends:
Net Investment Income	—		(0.06)	(0.31)	(0.18)	(0.21)	—

Total Dividends	—		(0.06)	(0.31)	(0.18)	(0.21)	—

Redemption Fees(1)	0.01		0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

Net Asset Value, End of Period	$24.19		$24.88	$21.77	$19.54	$21.63	$17.32

Total Return†	(2.77)%		14.56%	13.12%	(8.72)%	26.27%	43.02%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$131,281		$133,850	$30,615	$35,285	$38,356	$25,517
Ratio of Expenses to Average Net Assets	1.16	%**	1.20%	1.23%	1.30%	1.30%	1.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.25	%**	1.45%	1.70%	1.61%	1.68%	1.75%
Ratio of Net Investment Income to Average Net Assets	1.49	%**	2.30%	1.29%	1.73%	1.11%	1.39%
Portfolio Turnover Rate	19	%***	58%	75%	62%	69%	86%

**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Institutional Class Shares
	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30, 2014	November 30, 2012* to April 30, 2013
Net Asset Value, Beginning of Period	$24.93		$21.79	$19.85
Income (Loss) from Operations:
Net Investment Income(1)	0.19		0.68	0.18
Net Realized and Unrealized Gain (Loss)	(0.86)		2.56	2.07

Total from Operations	(0.67)		3.24	2.25

Dividends:
Net Investment Income	—		(0.10)	(0.31)

Total Dividends	—		(0.10)	(0.31)

Redemption Fees(1) (2)	0.00		0.00	0.00

Net Asset Value, End of Period	$24.26		$24.93	$21.79

Total Return†	(2.69)%		14.84%	11.48%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$229,566		$158,408	$8,243
Ratio of Expenses to Average Net Assets	0.95	%**	0.95%	0.95	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.04	%**	1.17%	1.59	%**
Ratio of Net Investment Income to Average Net Assets	1.49	%**	2.77%	2.04	%**
Portfolio Turnover Rate	19	%***	58%	75	%***

*	Commencement of Operations.
**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012		2011	2010
Net Asset Value, Beginning of Period	$22.41		$20.13	$18.76	$19.76		$15.03	$9.59
Income (Loss) from Operations:
Net Investment Loss(1)	(0.01)		(0.08)	(0.07)	(0.10)		(0.07)	(0.06)
Net Realized and Unrealized Gain (Loss)	(0.06)		5.02	1.72	(0.35	)(3)	4.79	5.50

Total from Operations	(0.07)		4.94	1.65	(0.45)		4.72	5.44

Distributions:
Net Realized Gain	—		(2.66)	(0.28)	(0.55)		—	—

Total Distributions	—		(2.66)	(0.28)	(0.55)		—	—

Redemption Fees(1)	0.00	(2)	0.00 (2)	0.00 (2)	0.00	(2)	0.01	0.00 (2)

Net Asset Value, End of Period	$22.34		$22.41	$20.13	$18.76		$19.76	$15.03

Total Return†	(0.31)%		25.13%	8.96%	(1.80)%		31.47%	56.73%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$537,019		$627,861	$849,731	$800,200		$559,940	$122,384
Ratio of Expenses to Average Net Assets	1.30	%**	1.30%	1.30%	1.26%		1.25%	1.24%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.38	%**	1.40%	1.41%	1.38%		1.43%	1.60%
Ratio of Net Investment Loss to Average Net Assets	(0.13	)%**	(0.35)%	(0.38)%	(0.55)%		(0.44)%	(0.52)%
Portfolio Turnover Rate	32	%***	67%	71%	70%		85%	99%

**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.
(3)	The amount shown for the year ended April 30, 2012, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Institutional Class Shares
	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012		2011	2010
Net Asset Value, Beginning of Period	$22.74		$20.34	$18.90	$19.86		$15.08	$9.60
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.01		(0.03)	(0.03)	(0.06)		(0.07)	(0.07)
Net Realized and Unrealized Gain (Loss)	(0.05)		5.09	1.75	(0.35	)(3)	4.85	5.55

Total from Operations	(0.04)		5.06	1.72	(0.41)		4.78	5.48

Distributions:
Net Realized Gain	—		(2.66)	(0.28)	(0.55)		—	—

Total Distributions	—		(2.66)	(0.28)	(0.55)		—	—

Redemption Fees(1) (2)	0.00		0.00	0.00	0.00		0.00	0.00

Net Asset Value, End of Period	$22.70		$22.74	$20.34	$18.90		$19.86	$15.08

Total Return†	(0.18)%		25.48%	9.27%	(1.59)%		31.70%	57.08%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$796,402		$725,099	$519,452	$250,209		$147,410	$8,388
Ratio of Expenses to Average Net Assets	1.05	%**	1.05%	1.05%	1.05%		1.05%	1.05%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.13	%**	1.15%	1.16%	1.17%		1.23%	1.42%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.13	%**	(0.12)%	(0.15)%	(0.35)%		(0.38)%	(0.49)%
Portfolio Turnover Rate	32	%***	67%	71%	70%		85%	99%

**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.
(3)	The amount shown for the year ended April 30, 2012, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESIVE
VALUE FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$17.79		$12.36	$10.94	$16.25	$10.93	$6.24
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	(0.03)		0.01	0.01	(0.03)	(0.12)	(0.01)
Net Realized and Unrealized Gain (Loss)	(0.44)		5.42	1.41	(4.73)	5.89	4.70

Total from Operations	(0.47)		5.43	1.42	(4.76)	5.77	4.69

Dividends and Distributions:
Net Investment Income	—		—	—	—	(0.03)	—
Net Realized Gain	—		—	—	(0.55)	(0.46)	—
Return of Capital	—		—	—	0.00 (2)	—	—

Total Dividends and Distributions	—		—	—	(0.55)	(0.49)	—

Redemption Fees(1)	0.01		0.00 (2)	0.00 (2)	—	0.04	0.00 (2)

Net Asset Value, End of Period	$17.33		$17.79	$12.36	$10.94	$16.25	$10.93

Total Return†	(2.59)%		43.93%	12.98%	(29.09)%	54.32%	75.16%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$179,739		$196,899	$134,748	$227,573	$390,335	$29,716
Ratio of Expenses to Average Net Assets	1.35	%**	1.35%	1.35%	1.35%	1.36%	1.50%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	1.37	%**	1.39%	1.40%	1.40%	1.45%	1.71%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.36	)%**	0.06%	0.12%	(0.27)%	(0.89)%	(0.14)%
Portfolio Turnover Rate	95	%***	167%	85%	196%	128%	205%

**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMID FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,		May 31, 2011* to April 30, 2012
			2014	2013
Net Asset Value, Beginning of Period	$13.39		$10.85	$9.56	$10.00
Income (Loss) from Operations:
Net Investment Loss(1)	—		(0.02)	(0.01)	(0.04)
Net Realized and Unrealized Gain (Loss)	0.51	(3)	3.22	1.30	(0.40)

Total from Operations	0.51		3.20	1.29	(0.44)

Distributions:
Net Realized Gain	—		(0.66)	—	—

Total Distributions	—		(0.66)	—	—

Redemption Fees(1)	0.00	(2)	—	—	—

Net Asset Value, End of Period	$13.90		$13.39	$10.85	$9.56

Total Return†	3.81%		29.95%	13.49%	(4.40)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$21,222		$2,998	$1,814	$1,603
Ratio of Expenses to Average Net Assets	1.32	%**	1.35%	1.35%	1.35	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.83	%**	4.41%	7.17%	8.56	%**
Ratio of Net Investment Loss to Average Net Assets	(0.03	)%**	(0.14)%	(0.16)%	(0.44	)%**
Portfolio Turnover Rate	27	%***	71%	105%	96	%***

*	Commencement of Operations
**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.
(3)	The amount shown for the period ended October 31, 2014, for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
GLOBAL SELECT FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,		November 30, 2011* to April 30, 2012
			2014	2013
Net Asset Value, Beginning of Period	$13.43		$12.49	$11.07	$10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.05		0.21	0.09	0.03
Net Realized and Unrealized Gain	0.02		1.98	1.63	1.04

Total from Operations	0.07		2.19	1.72	1.07

Dividends and Distributions:
Net Investment Income	—		(0.05)	(0.10)	—
Net Realized Gain	—		(1.20)	(0.20)	—

Total Dividends and Distributions	—		(1.25)	(0.30)	—

Redemption Fees(1)	—		—	0.00 (2)	—

Net Asset Value, End of Period	$13.50		$13.43	$12.49	$11.07

Total Return†	0.52%		17.96%	16.00%	10.70%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$2,007		$1,983	$1,413	$1,210
Ratio of Expenses to Average Net Assets	1.27	%**	1.30%	1.30%	1.30	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	4.63	%**	5.77%	9.89%	15.05	%**
Ratio of Net Investment Income to Average Net Assets	0.67	%**	1.59%	0.77%	0.70	%**
Portfolio Turnover Rate	30	%***	67%	70%	22	%***

*	Commencement of Operations
**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) was organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 53 portfolios. The financial statements herein are those of the Cambiar Opportunity Fund, Cambiar International Equity Fund, Cambiar Small Cap Fund, Cambiar Aggressive Value Fund, Cambiar SMID Fund and Cambiar Global Select Fund (collectively the “Funds,” individually a “Fund”), each of which are diversified Funds, except for the Cambiar Aggressive Value Fund which is considered to be non-diversified. The Opportunity Fund and International Equity Fund seek total return and capital preservation. The Small Cap Fund, SMID Fund, Aggressive Value Fund and Global Select Fund seek long-term capital appreciation. The goal of each of the Funds is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a security price cannot be obtained from an independent, third party pricing agent, the Funds seek to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding the relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Cambiar International Equity Fund uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

Committee is exceeded on a specific day, the Cambiar International Equity Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Fund’s Administrator and requests that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Cambiar International Equity Fund shall value all securities held in the corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options, and the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with fair value procedures established by the Funds’ Board of Trustees.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended October 31, 2014, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Cambiar International Equity Fund, Cambiar Aggressive Value Fund and Cambiar Global Select Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

As of and during the six months ended October 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Options — The Funds may utilize longer maturity options for stock replacement when and as price and volatility relationships become more favorable for options versus underlying stocks or for tax and liquidity management purposes. The Funds are authorized to write (sell) and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

As of October 31, 2014, the Cambiar Aggressive Value Fund had open purchased equity option positions.

Swap Contracts — The Funds are authorized to enter into various contracts, including total return swaps and equity swap contracts, for the purposes of capitalizing on valuation anomalies that exist in the market. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a long position, the Funds will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have increased or decreased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks, less a floating rate of interest on the notional amount of the swap. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the swap. All of these components are reflected in the market value of the swaps.

Periodic payments made or received are recorded as realized gains or losses. At year end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at year end.

Entering into swap contracts involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. Swaps outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. As of October 31, 2014, the Cambiar Aggressive Value Fund has entered into swap contracts as shown on the Schedule of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds’ in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy. As of October 31, 2014 the Cambiar Aggressive Value Fund entered into swap agreements with two counterparties.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in purchased equity options and swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following table presents the Cambiar Aggressive Value Fund’s derivative assets by counterparty net of amounts available for offset under a netting agreement or similar arrangement and net of the related collateral as of October 31, 2014:

Counterparty	Derivative Assets Subject to a Netting Agreement or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Equity Swaps
J.P. Morgan	$138,369	$(138,369)	$—	$—
Purchased Equity Option
Goldman Sachs	4,414,333	—	—	4,414,333

Total	$4,552,702	$(138,369)	$—	$4,414,333

The following table presents the Cambiar Aggressive Value Fund’s derivative liabilities by counterparty net of amounts available for offset under a netting agreement or similar arrangement and net of the related collateral as of October 31, 2014:

Counterparty	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement	Derivatives Available for Offset	Collateral Pledged	Net Amount
Equity Swaps
Goldman Sachs	$3,134,948	$—	$(2,220,000)	$914,948
J.P. Morgan	360,791	(138,369)	—	222,422

Total	$3,495,739	$(138,369)	$(2,220,000)	$1,137,370

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Cambiar International Equity Fund, Cambiar Small Cap Fund, Cambiar Aggressive Value Fund, Cambiar SMID Fund and Cambiar Global Select Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the six months ended October 31, 2014, the Funds retained fees of $42,850, $13,002, $100,591, $1,000 and $0, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.06% of the first $1 billion, 0.045% of the next $2 billion, 0.03% of the next $3 billion, 0.025% of the next $4 billion and 0.02% of any amount above $10 billion of the Funds’ aggregate average daily net assets, subject to a minimum fee of $50,000 per Fund plus $10,000 for each class of shares, not including the first class, of any Fund.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds have adopted a shareholder servicing fee plan under which a shareholder servicing fee up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Funds will be paid to the Distributor. The Distributor may perform, or may compensate other service providers for providing, certain shareholder and administrative services. Shareholder servicing fees in excess of 0.25% of average daily net assets of the Investor Class are paid by Cambiar Investors, LLC (the “Adviser”).

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The Funds earn cash management credits which are used to offset transfer agent expenses. During the six months ended October 31, 2014, the Cambiar Opportunity, Cambiar International Equity, Cambiar Small Cap, Cambiar Aggressive Value, Cambiar SMID and Cambiar Global Select Funds earned credits of $255, $32, $157, $58, $1 and $1, respectively, which were used to offset transfer agent expenses. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. (formerly Union Bank, N.A.) serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

4.	Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Cambiar Opportunity Fund at a fee calculated at an annual rate of 0.90% of the first $2.5 billion and 0.75% of amounts above $2.5 billion of the Fund’s average daily net assets. Under the terms of the investment advisory agreement, the Adviser provides investment advisory services to the Cambiar International Equity, the Cambiar Small Cap, Cambiar Aggressive Value, Cambiar SMID and the Cambiar Global Select Funds at an annual rate of 0.90%, 1.00%, 1.00%, 1.00% and 0.90% respectively, of each Fund’s average daily net assets. Prior to August 28, 2014, the investment advisory fee for Cambiar SMID Fund and Cambiar Global Selects Fund were 1.05% and 1.00%, respectively.

The Adviser has contractually agreed, through September 1, 2015, to waive a portion of its advisory fees and to assume expenses, which are calculated based on each Funds average daily net assets, in order to keep the total operating expenses of each Fund from exceeding certain contractual expense limitations. Accordingly, the contractual expense limitations for each Fund are as follows:

	Contractual Expense Limitations
Cambiar Opportunity Fund, Investor Class	1.20%
Cambiar Opportunity Fund, Institutional Class	0.95%
Cambiar International Equity Fund, Investor Class	1.20%
Cambiar International Equity Fund, Institutional Class	0.95%
Cambiar Small Cap Fund, Investor Class	1.30%
Cambiar Small Cap Fund, Institutional Class	1.05%
Cambiar Aggressive Value Fund, Investor Class	1.35%
Cambiar SMID Fund, Investor Class	1.30%	*
Cambiar Global Select Fund, Investor Class	1.20%	**

*	Prior to August 28, 2014, the expense limit for the Cambiar SMID Fund was 1.35%.

**	Prior to August 28, 2014, the expense limit for the Cambiar Global Select Fund was 1.30%.

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. There were no fees recouped by the adviser during the six months ending October 31, 2014.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

At October 31, 2014, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Period	Subject to Repayment until October 31:	Cambiar Opportunity Fund	Cambiar International Equity Fund	Cambiar Small Cap Fund	Cambiar Aggressive Value Fund	Cambiar SMID Fund	Cambiar Global Select Fund
10/31/11-10/31/12	2015	$1,228,784	$99,194	$1,094,453	$86,631	$79,654	$123,170
10/31/12-10/31/13	2016	924,947	202,495	1,351,005	66,231	92,844	79,844
10/31/13-10/31/14	2017	461,700	324,850	1,235,396	50,256	58,211	75,893

		$2,615,431	$626,539	$3,680,854	$203,118	$230,709	$278,907

5.	Investment Transactions:

For the six months ended October 31, 2014, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

	Purchases	Sales
Cambiar Opportunity Fund	$235,464,726	$282,569,910
Cambiar International Equity Fund	153,800,663	63,823,532
Cambiar Small Cap Fund	432,263,744	415,175,795
Cambiar Aggressive Value Fund	182,550,043	184,741,091
Cambiar SMID Fund	20,344,115	2,683,480
Cambiar Global Select Fund	655,359	569,261

There were no purchases or sales of long-term U.S. Government Securities for any of the Funds.

6.	Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. These differences are primarily due to wash sales and differing book and tax treatments for foreign currency transactions, investments in swaps, reclassification of distributions, utilization of earnings and profits on shareholder redemptions and certain net operating losses which, for tax purposes, offset short-term capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.

Accordingly, the following reclassifications have been made to/from the following accounts:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Cambiar Opportunity Fund	$—	$—	$—
Cambiar International Equity Fund	(387,452)	387,452	—
Cambiar Small Cap Fund	3,130,901	(26,142,173)	23,011,272
Cambiar Aggressive Value Fund	2,513,273	(2,513,273)	—
Cambiar SMID Fund	5,583	(5,583)	—
Cambiar Global Select Fund	—	—	—

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Cambiar Opportunity Fund
2014	$8,923,212	$—	$8,923,212
2013	9,582,170	—	9,582,170
Cambiar International Equity Fund
2014	407,261	—	407,261
2013	512,701	—	512,701
Cambiar Small Cap Fund
2014	34,370,174	116,938,191	151,308,365
2013	—	16,281,390	16,281,390
Cambiar Aggressive Value Fund
2014	—	—	—
2013	—	—	—

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

	Ordinary Income	Long-Term Capital Gain	Total
Cambiar SMID Fund
2014	$47,938	$71,826	$119,764
2013	—	—	—
Cambiar Global Select Fund
2014	82,422	66,379	148,801
2013	33,727	—	33,727

As of April 30, 2014, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Cambiar Opportunity Fund	Cambiar International Equity Fund	Cambiar Small Cap Fund
Undistributed Ordinary Income	$7,656,769	$2,439,503	$34,899,694
Undistributed Long-Term Capital Gain	—	—	80,792,353
Post-October Losses	—	(1,509,302)	—
Capital Loss Carryforwards	(109,411,578)	(1,173,355)	—
Net Unrealized Appreciation	186,614,848	11,036,815	180,718,152

Total Distributable Earnings	$84,860,039	$10,793,661	$296,410,199

	Cambiar Aggressive Value Fund	Cambiar SMID Fund	Cambiar Global Select Fund
Undistributed Ordinary Income	$2,177,672	$17,445	$68,151
Undistributed Long-Term Capital Gain	—	167,629	49,728
Post-October Losses	—	—	—
Capital Loss Carryforwards	(41,611,211)	—	—
Net Unrealized Appreciation	24,809,237	421,260	267,471

Total Distributable Earnings (Accumulated Losses)	$(14,624,302)	$606,334	$385,350

Post-October losses represent losses realized on investment transactions from November 1, 2013 through April 30, 2014 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

For Federal income tax purposes, capital loss carryforwards represent losses recognized prior to tax years beginning before December 22, 2010 that may be carried forward for a maximum of eight years and applied against future net realized gains. As of April 30, 2014, the following Funds had capital loss carryforwards:

	Expires 2017	Expires 2018	Total Capital Loss Carryforwards
Cambiar Opportunity Fund	$—	$109,411,578	$109,411,578
Cambiar International Equity Fund	1,173,355	—	1,173,355

During the year ended April 30, 2014, the Cambiar Opportunity Fund, Cambiar International Equity Fund, Cambiar Aggressive Value Fund and Cambiar SMID Fund utilized $103,843,455, $3,190,481, $32,372,561 and $33,936, respectively, of capital loss carryforwards to offset capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of April 30, 2014, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period:

	Short-Term	Long-Term	Total Capital Loss Carryforwards
Cambiar Aggressive Value Fund	$41,611,211	$—	$41,611,211

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and purchased equity options for Federal income tax purposes at October 31, 2014, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cambiar Opportunity Fund	$619,903,041	$185,947,342	$(2,903,362)	$183,043,980
Cambiar International Equity Fund	361,143,594	14,596,590	(15,436,997)	(840,407)
Cambiar Small Cap Fund	1,193,625,402	170,104,044	(32,815,921)	137,288,123
Cambiar Aggressive Value Fund	179,764,363	13,337,100	(6,192,005)	7,145,095
Cambiar SMID Fund	21,414,189	1,089,407	(994,582)	94,825
Cambiar Global Select Fund	1,817,247	247,439	(53,043)	194,396

7.	Risks:

At October 31, 2014, the net assets of the Cambiar International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental super-vision and regulation of foreign securities markets and the possibility of political or economic instability.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.	Other:

At October 31, 2014, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% Ownership
Cambiar Opportunity Fund, Investor Class	3	72%
Cambiar Opportunity Fund, Institutional Class	6	91%
Cambiar International Equity Fund, Investor Class	5	84%
Cambiar International Equity Fund, Institutional Class	4	81%
Cambiar Small Cap Fund, Investor Class	5	77%
Cambiar Small Cap Fund, Institutional Class	4	71%
Cambiar Aggressive Value Fund	3	62%
Cambiar SMID Fund	2	88%
Cambiar Global Select Fund	3	97%

9.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2014.

On November 3, 2014 the Institutional Class of the Cambiar SMID Fund commenced operations. On November 18, 2014 the Cambiar International Small Cap Fund commenced operations.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 05/01/14	Ending Account Value 10/31/14	Annualized Expense Ratios	Expenses Paid During Period*
Cambiar Opportunity Fund — Investor Class
Actual Fund Return	$1,000.00	$1,031.50	1.20%	$6.14
Hypothetical 5% Return	$1,000.00	$1,019.16	1.20%	$6.11
Cambiar Opportunity Fund — Institutional Class
Actual Fund Return	$1,000.00	$1,032.80	0.95%	$4.87
Hypothetical 5% Return	$1,000.00	$1,020.42	0.95%	$4.84
Cambiar International Equity Fund — Investor Class
Actual Fund Return	$1,000.00	$972.30	1.16%	$5.77
Hypothetical 5% Return	$1,000.00	$1,019.36	1.16%	$5.90
Cambiar International Equity Fund — Institutional Class
Actual Fund Return	$1,000.00	$973.10	0.95%	$4.72
Hypothetical 5% Return	$1,000.00	$1,020.42	0.95%	$4.84
Cambiar Small Cap Fund — Investor Class
Actual Fund Return	$1,000.00	$996.90	1.30%	$6.54
Hypothetical 5% Return	$1,000.00	$1,018.65	1.30%	$6.61
Cambiar Small Cap Fund — Institutional Class
Actual Fund Return	$1,000.00	$998.20	1.05%	$5.29
Hypothetical 5% Return	$1,000.00	$1,019.91	1.05%	$5.35
Cambiar Aggressive Value Fund — Investor Class
Actual Fund Return	$1,000.00	$974.10	1.35%	$6.72
Hypothetical 5% Return	$1,000.00	$1,018.40	1.35%	$6.87
Cambiar SMID Fund — Investor Class
Actual Fund Return	$1,000.00	$1,038.10	1.32%	$6.78
Hypothetical 5% Return	$1,000.00	$1,018.55	1.32%	$6.72
Cambiar Global Select Fund — Investor Class
Actual Fund Return	$1,000.00	$1,005.20	1.27%	$6.42
Hypothetical 5% Return	$1,000.00	$1,018.80	1.27%	$6.46

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 14, 2014 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance systems; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment approach for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with information regarding the Funds’ performance since the Agreement was last renewed, as well as information regarding the Funds’ performance over other time periods including since their inception. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
FUNDS

time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to institutional and other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including expense limitation and fee waiver arrangements. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Funds.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The Cambiar Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-777-8227

Investment Adviser

Cambiar Investors, LLC

2401 E. Second Avenue

Suite 400

Denver, CO 80206

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a current prospectus for the Funds described.

CMB-SA-001-1300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: January 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: January 6, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller and
Chief Financial Officer

Date: January 6, 2015